Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
On November 1, 2011, the date of the Oneida Merger, we entered into a Term Loan with an affiliate of MCP II., and paid $3.0 million in transaction fees. The Term Loan was refinanced on March 23, 2012 (See Note 11). We also entered into an advisory agreement with Monomoy for certain management services provided. For the reporting periods ended December 31, 2013 and 2012, we paid approximately $1.1 million and $2.5 million, respectively, for management services, which are included within selling, distribution, and administrative expenses in the consolidated statement of operations.